UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

INVESTMENT COMPANY

Investment Company Act file number 811-08348

LORD ASSET MANAGEMENT TRUST
(Exact name of Registrant as specified in charter)

440 South LaSalle Street
Chicago, Illinois 60605-1028
(Address of principal executive offices) (Zip code)

Keith T. Robinson Dechert LLP 1775 I Street, N.W. Washington, D.C. 20006	Thomas S. White Thomas White International, Ltd. 440 South LaSalle Street Chicago, Illinois 60605-1028

Registrant's telephone number, including area code: (312) 663-8300

Date of fiscal year end: October 31

Date of reporting period: 07/31/07

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Schedule of Investments

THOMAS WHITE AMERICAN OPPORTUNITIES FUND     Investment Portfolio July 31, 2007
Sector Issue		Shares	Value

Common Stocks (96.7%)
Aerospace (2.2%)
BF Goodrich		3,850	242,204
Precision Castparts Corp		2,100	287,826
			530,030

Banking (3.6%)
Bank Of Hawaii		3,900	187,278
Comerica		4,100	215,906
People's United Finl		9,555	154,027
Zions Bancorp		4,250	316,838
			874,049

Building (2.5%)
Martin Marietta Matl		4,350	595,950

Capital Goods (0.8%)
Paccar Inc		2,349	192,195

Chemicals (2.1%)
Albemarle Corp		4,300	172,989
Potash Corp Sask		4,200	339,108
			512,097

Communications (2.6%)
Centurytel Inc		3,150	144,491
Qwest Communications		22,550	192,352
Tel & Data Sys		2,250	149,400
Telephone & Data Spl		2,250	138,825
			625,068

Consumer Durables (2.7%)
Autoliv Inc		2,300	128,639
Johnson Controls		1,800	203,670
Mohawk Indus		1,000	90,010
Steelcase Inc		12,500	217,625
			639,944

Consumer Retail (5.6%)
American Eagle Outfitters		17,175	416,666
Jc Penny		5,150	350,406
Nike Inc Cl B		7,150	403,618
V F Corp		2,050	175,870
			1,346,560

Consumer Staples (6.3%)
Loews Corp Carolina		3,500	265,265
Corn Products		3,000	133,860
Ww Grainger Inc		3,300	288,288
Hormel Foods Corp		10,300	354,526
Reynolds American		7,600	464,892
			1,506,831

Energy (5.8%)
Forest Oil Corp		5,850	236,750
Noble Energy		5,050	308,757
Valero Energy		9,200	616,492
Cimarex Energy		6,100	230,885
			1,392,884

Financial Diversified (9.5%)
Amb Property		7,350	391,608
Ameriprise Finl		5,850	352,580
Bre Properties Cla		5,000	252,650
Developers Rlty		5,550	266,400
Health Care Prop		13,450	366,378
Kimco Realty Corp		7,400	276,242
T Rowe Price Group		7,200	375,336
			2,281,194

Forest & Paper (0.7%)
Rayonier		4,000	169,360

Health Care (12.7%)
Aetna Inc		2,750	132,193
Becton Dickinson		3,200	244,352
Bio-Rad Labs		3,800	281,808
Cigna Corp		4,750	245,290
Covance Inc		5,100	359,907
Dade Behring Hldg		9,500	711,075
Health Net		6,200	307,148
Schein Henry Inc		6,575	357,286
Mylan Labs		11,700	187,551
Watson Pharmaceut		8,100	246,402
			3,073,012

Industrial (4.8%)
Ametek Inc		6,000	234,120
General Cable Corp		3,400	270,300
Eaton Corp		3,900	379,002
Reliance Steel&Alum		5,350	281,089
			1,164,511

Insurance (4.4%)
Berkley W R Corp		6,600	194,172
Commerce Group		10,300	295,919
Genworth Finl		6,400	195,328
Renaissancere Hldg		2,650	152,375
Stancorp Finl Group		4,700	220,712
			1,058,506

Metals (2.2%)
Freeport-Mcmoran		2,211	207,790
Us Steel Corp		3,400	334,186
			642,004

Services (8.2%)
Ameristar Casino		5,850	185,328
Darden Restaurant		7,700	327,789
Starwood Hotels		3,000	188,880
Manpower Inc		6,950	549,398
Mattel		8,700	199,317
Mastec Inc		17,750	242,643
Republic Service		9,050	289,148
			1,982,503

Technology (8.3%)
Arrow Electronic		14,550	556,101
Anixter Intl		3,450	285,143
Caci Intl Inc.		8,524	378,807
Equifax		5,850	236,691
Harris Corp		5,350	293,608
Ncr Corp		5,000	261,100
			2,011,450
Transportation (2.2%)
Csx Corp		8,800	417,208
Ryder System		1,950	106,022
			607,423

Utilities (9.5%)
American Elec Pwr		9,750	424,028
Centerpoint Energy		16,300	268,624
Alliant Energy Corp		8,300	306,685
Nstar		9,150	287,768
Pg&E Corp		5,350	229,034
Pepco Holdings		11,150	301,831
Wisconsin Energy		10,750	461,498
			2,279,468

Total Common Stocks		(Cost $19,058,234)	23,300,818

Short-Term Obligations (1.5%)
		Principal Amount
Wisconsin Corporate Central Credit Union Variable Demand Note
4.99%, due 03/25/08		$839,379	$839,379

	Total Short-Term Obligations	(Cost $839,379)	839,379

Total Investments:	100.2%	(Cost $19,897,613)	24,140,197
Other Assets, Less Liabilities:	(0.2)%		(37,444)
Total Net Assets:	100.0%		$24,102,753

THOMAS WHITE INTERNATIONAL FUND                                           Investment Portfolio July 31, 2007
Country	Issue	Industry	Shares	Value
COMMON STOCKS:	89.8%
AUSTRALIA:	2.2%

	Aust & NZ Banking Group	Banking	45,000	1,083,533
	QBE Insurance Group	Insurance	32,000	818,390
	Rio Tinto Plc	Metals	7,300	2,110,576
	Seven Network Ltd	Services	82,000	784,986
				4,797,485

BELGIUM:	0.4%

	Bekaert Nv	Metals	6,600	940,270

BRAZIL:	2.7%

	Banco Do Brasil Sa	Banking	90,000	1,433,070
	Cia De Gas De Sao Pa	Utilities	4,168,061	901,968
	Cia Vale Do Rio Doce	Metals	51,582	2,187,856
	Itausa-Investimentos	Financial Div.	198,913	1,259,477
				5,782,371

CANADA:	5.7%

	Brookfield Asst Mgmt	Financial Div.	41,625	1,462,703
	Canadian Pacific Rwy	Transportation	27,350	2,023,812
	Canadian Tire Cla Nv	Consumer Retail	17,200	1,343,857
	Ci Financial Income	Financial Div.	22,250	579,332
	Encana Corp	Energy	27,000	1,657,190
	Petro-Canada	Energy	24,600	1,346,690
	Potash Corp Of Saska	Chemicals	25,200	2,039,232
	Rogers Communicatio	Services	27,000	1,222,830
	Talisman Energy	Energy	43,000	789,910
				12,465,556

CHINA:	2.7%

	Byd Co Ltd-H	Industrial	214,000	1,549,253
	China Life Insurance	Insurance	421,800	1,783,244
	China Shipping Devel	Transportation	432,000	1,118,578
	Nine Dragons Paper	Forest & Paper	485,000	1,431,914
				5,882,989

CZECH REPUBLIC:	0.3%

	Unipetrol	Chemicals	51,500	730,018

DENMARK:	0.2%

	H Lundbeck A/S	Health Care	16,500	425,700

FRANCE:	9.5%

	Bnp Paribas	Banking	11,100	1,220,522
	Bouygues	Financial Div.	25,300	2,021,306
	Christian Dior	Consumer Staple	29,050	3,579,567
	Credit Agricole Sa	Banking	20,240	772,978
	France Telecom Sa	Communication	51,000	1,369,982
	Saint-Gobain	Industrial	11,100	1,237,835
	Sanofi-Aventis	Health Care	34,600	2,894,397
	Societie Generale	Banking	12,100	2,073,327
	Suez Sa	Utilities	40,500	2,124,233
	Veolia Environnement	Utilities	25,650	1,901,437
	Vivendi	Services	35,000	1,486,296
				20,681,880

GERMANY:	7.2%

	Altana Ag	Health Care	22,200	522,941
	Continental Ag	Consumer Durables	8,850	1,272,398
	Deutsche Bank Ag	Banking	26,900	3,668,843
	Deutsche Boerse Ag	Services	11,000	1,276,713
	Fresenius Ag Pfd	Health Care	34,800	2,762,093
	Fresenius Medical Ca	Health Care	12,300	580,591
	Rwe Ag	Utilities	11,900	1,255,316
	Sgl Carbon Ag	Industrial	50,200	2,580,913
	Wincor Nixdorf Ag	Services	20,900	1,866,658
				15,786,466

HONG KONG:	3.3%

	China Mobile Hk Ltd	Communication	150,000	1,725,045
	China Resources Pow	Utilities	680,000	1,714,756
	Hang Lung Group	Financial Div.	128,000	626,278
	Hopewell Holdings	Industrial	248,000	1,071,608
	Mtr Corp	Transportation	315,000	789,800
	Orient Overseas Intl	Transportation	110,000	1,311,167
				7,238,654

IRELAND:	1.4%

	Allied Irish Bank	Banking	39,000	1,009,745
	Bank Of Ireland	Banking	55,000	1,032,625
	Grafton Group	Consumer Retail	81,400	1,117,264
				3,159,634

ISRAEL:	0.2%

	Israel Discount Bank	Banking	180,000	371,466

ITALY:	0.9%

	Eni Spa	Energy	57,900	2,024,954

JAPAN:	13.9%

	Asahi Kasei Corp	Chemicals	59,000	419,561
	Brother Industries	Technology	55,000	787,320
	Canon	Technology	46,500	2,459,111
	Canon Sales Co	Services	42,000	757,016
	Honda Motor	Consumer Durables	27,000	971,441
	Isuzu Motors Ltd	Consumer Durables	314,000	1,700,561
	Japan Tobacco	Consumer Staple	430	2,189,859
	Js Group Corp	Building	11,400	216,236
	Makita Corp	Capital Goods	35,000	1,598,352
	Matsushita Elec Wks	Capital Goods	67,000	839,483
	Nitori Co Ltd	Consumer Retail	20,000	1,024,662
	Ntn Corp	Capital Goods	113,000	924,430
	Orix Corp	Financial Div.	7,000	1,680,041
	Ricoh Co Ltd	Technology	86,000	1,860,507
	Sankyo Co Gunma	Services	12,500	496,909
	Santen Pharmaceutic	Health Care	22,000	516,061
	Sega Sammy Hldgs	Services	15,600	222,451
	Sompo Japan Insuranc	Insurance	24,000	277,805
	Sumisho Computer Sys	Technology	39,000	762,243
	Sumitomo Metal Indus	Metals	152,000	879,426
	Sumitomo Mitsui Finl	Banking	130	1,174,814
	Sumitomo Realty & De	Financial Div.	40,000	1,183,108
	Suzuken Co Ltd	Consumer Retail	48,000	1,488,629
	Taiyo Yuden Co Ltd	Technology	67,000	1,441,552
	Tanabe Seiyaku Co	Health Care	40,000	468,132
	Tokyo Electric Pwr	Utilities	17,000	454,998
	Toyota Motor	Consumer Durables	47,500	2,860,735
	Yamaha Corp	Services	33,000	714,229
				30,369,672

MALAYSIA:	0.7%

	Hong Leong Financial Group	Banking	450,000	795,420
	Tanjong Plc	Services	160,000	813,072
				1,608,492

MEXICO:	2.3%

	America Movil Adr	Communication	44,100	2,640,708
	Cemex Adr	Building	20,275	655,694
	Desarrolladora Homex	Building	70,000	665,840
	Walmart De Mexico V	Consumer Retail	280,000	1,022,952
				4,985,194

NETHERLANDS:	3.1%

	Abn Amro Holdings	Banking	59,800	2,870,878
	Akzo Nobel	Chemicals	38,100	3,138,396
	Randstad Holdings	Services	12,175	789,148
				6,798,422

NEW ZEALAND:	0.3%

	Fletcher Building	Building	64,700	614,605

NORWAY:	1.8%

	Dnb Nor Asa	Banking	159,400	2,116,609
	Orkla Asa	Consumer Staple	95,000	1,806,302
				3,922,911

POLAND:	0.6%

	Grupa Lotos Sa	Energy	22,300	422,705
	Kghm Polska Miedz Sa	Industrial	20,900	943,631
				1,366,336

PORTUGAL	0.4%

	Energias De Portugal	Energy	165,000	939,560

RUSSIA:	0.6%

	Tatneft	Energy	281,000	1,391,203

SINGAPORE:	2.5%

	Capitamall Trust	Financial Div.	500,000	1,226,050
	Singapore Airlines	Transportation	76,000	960,169
	United Overseas Bank	Banking	221,000	3,237,827
				5,424,046

SOUTH AFRICA:	3.0%

	Anglo American Plc	Industrial	34,762	1,999,305
	Anglo Platinum Ltd	Metals	3,600	499,149
	Jd Group Ltd	Consumer Retail	48,000	494,813
	Mondi Ltd	Industrial	3,820	32,858
	Mondi Plc	Industrial	9,550	83,248
	Mtn Group Ltd	Communication	61,100	862,683
	Sanlam Limited	Insurance	620,000	1,970,484
	Steinhoff Intl Hldgs	Consumer Durables	214,800	686,780
				6,629,320

SOUTH KOREA:	6.1%

	Dongkuk Steel Mill	Metals	55,040	2,121,368
	Hyundai Securities	Financial Div.	48,000	1,577,112
	Korea Elec Power	Utilities	34,100	809,193
	Kt Corp	Communication	30,000	1,429,983
	Lg Chem Ltd	Chemicals	6,000	598,669
	Posco Adr	Metals	13,150	1,873,218
	Samsung Electronics	Technology	5,685	3,740,888
	Woori Finance	Banking	42,200	1,088,401
				13,238,832

SPAIN:	2.2%

	Repsol	Energy	93,900	3,540,021
	Singapore Telecom	Communication	590,000	1,345,554
				4,885,575

SWEDEN:	2.7%

	Autoliv Inc	Consumer Durables	9,850	550,911
	Nordea Bank Ab	Banking	161,500	2,598,277
	Sandvik Ab	Capital Goods	66,000	1,329,841
	Volvo Ab-B Share	Consumer Durables	75,500	1,375,180
				5,854,209

SWITZERLAND:	1.9%

	Julius Baer Holding	Banking	38,600	2,693,180
	Swiss Reinsurance	Insurance	16,000	1,365,107
				4,058,287

TAIWAN:	0.1%

	Taiwan Semiconductor	Technology	78,366	154,115

THAILAND:	0.2%

	Siam Cement Pub Co	Building	39,000	351,277

UNITED KINGDOM:	10.5%

	Aviva Plc	Insurance	78,000	1,082,632
	Barclays Plc	Banking	135,000	1,897,466
	Brit Am Tobacco	Consumer Staple	52,200	1,688,430
	Bt Group Plc	Communication	156,900	1,000,567
	Hbos Plc	Banking	45,600	894,909
	Imperial Chemical	Chemicals	219,500	2,775,753
	Imperial Tobacco	Consumer Staple	86,000	3,782,469
	Invesco Plc	Financial Div.	125,000	1,574,925
	Resolution Plc	Insurance	101,000	1,349,077
	Royal & Sun Alliance	Insurance	417,600	1,118,208
	Royal Bank Scotland	Banking	126,000	1,510,286
	Royal Dutch Shell B	Energy	40,000	1,584,248
	Shire Plc	Health Care	60,500	1,486,527
	Tate & Lyle	Consumer Staple	75,200	868,214
	Taylor Wimpley Plc	Building	40,350	267,111
				22,880,822

Total Common Stocks		(Cost $140,268,723)		195,760,327

SHORT TERM OBLIGATIONS:	10.9%
			Principal Amount
	The Northern Trust Company Eurodollar
	Time Deposit 3.75%, due 08//01/07		$21,226,050	21,226,050

HELD AS COLLATERAL
FOR SECURITIES LENDING	Northern Institutional Liquid Asset Portfolio		27,049,939	27,049,939
Total Short Term Obligations		(Cost $48,275,989)		48,275,989

Total Investments	112.0%	(Cost $188,544,711)		244,036,316
Other Assets, Less Liabilities:	(12.0)%			(26,112,639)
Total Net Assets:	100.0%			$217,923,677

ADR - American Depositary Receipt.

Item 2. Controls and Procedures.

(a) Based on an evaluation of Registrant's Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) (the "Disclosure Controls"), as of a date within 90 days prior to the filing date (the "Filing Date") of this Form N-Q (the "Report"), the Registrant's principal executive officer and principal financial officer have concluded that the Disclosure Controls are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Filed as exhibits herewith are separate certifications for Registrant's principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ASSET MANAGEMENT TRUST
By:	/s/ Thomas S. White, Jr.
Thomas S. White, Jr.
President (Principal Executive Officer)

Date: October 1, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas S. White, Jr.
Thomas S. White, Jr.
President (Principal Executive Officer)

Date: October 1, 2007
By:	/s/ David M. Sullivan II
David M. Sullivan II
Treasurer (Principal Financial Officer)

Date: October 1, 2007